                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York  10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


/s/ Khalil Barrage          New York, New York     2/13/09
-------------------------   ------------------   ------------
[Signature]                    [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          44
Form 13F Information Table Value Total:    $300,479
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING December 31, 2008

Column 1                          Column 2       Column 3    Column 4    Column 5
                                                              VALUE      SHRS OR   SH/  PUT/
NAME OF ISSUER                 TITLE OR CLASS     CUSIP     (x $1,000)   PRN AMT   PRN  CALL
----------------------------  ---------------  -----------  ----------  ---------  ---  ----
ACORDA THERAPEUTICS INC             CALL       00484M 90 6         21       1,000       CALL
ACORDA THERAPEUTICS INC             CALL       00484M 90 6         51       2,500       CALL
ACORDA THERAPEUTICS INC             CALL       00484M 90 6         10         500       CALL
ACORDA THERAPEUTICS INC             COM        00484M 10 6     49,780   2,427,100   SH
ALEXION PHARMACEUTICALS INC         COM        15351 10 9      47,047   1,300,000   SH
ALEXION PHARMACEUTICALS INC         CALL       015351 90 9         18         500       CALL
ANTIGENICS INC DEL            NOTE 5.250% 2/0  037032 AC 3      1,099   2,290,000  PRN
ANTIGENICS INC DEL                  COM        037032 10 9      1,696   3,533,333   SH
AUXILIUM PHARMACEUTICALS INC        CALL       05334D 90 7         28       1,000       CALL
AUXILIUM PHARMACEUTICALS INC        COM        05334D 10 7     46,215   1,625,000   SH
CIT GROUP INC                       COM        125581 10 8      1,135     250,000   SH
CITIGROUP INC                       COM        172967 10 1      1,678     250,000   SH
CROWN CASTLE INTL CORP              COM        228227 10 4     17,580   1,000,000   SH
DELTEK INC                          COM        24784L 10 5      3,963     854,100   SH
ELAN PLC                            ADR        284131 20 8     40,459   6,743,100   SH
GENENTECH INC                       CALL       368710 90 6         83       1,000       CALL
GENENTECH INC                     COM NEW      368710 40 6     12,437     150,000   SH
GOLDMAN SACHS GROUP INC             COM        38141G 10 4      6,329      75,000   SH
HECKMANN CORP                       COM        422680 10 8      1,413     250,000   SH
JARDEN CORP                         COM        471109 10 8     11,500   1,000,000   SH
JPMORGAN & CHASE & CO               COM        46625H 10 0      3,153     100,000   SH
LAS VEGAS SANDS CORP                CALL       517834 90 7          3         500       CALL
LEXICON PHARMACEUTICALS INC         COM        528872 10 4      5,448   3,891,108   SH
MARKET VECTORS ETF TR          GBL ALTER ENRG  57060U 40 7      1,168      50,000   SH
MICROVISION INC DEL           W EXP 07/23/201  594960 16 3        173      360515   SH
MONSANTO CO NEW                     COM        61166W 10 1      3,166      45,000   SH
MORGAN STANLEY                      CALL       617446 90 8         16       1,000       CALL
NITROMED INC                        COM        654798 50 3      1,895   4,989,024   SH
NVIDIA                              COM        67066G104        3,067     380,000   SH
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR   68370R 10 9        716     100,000   SH
OWENS ILL INC                     COM NEW      690768 40 3      6,833     250,000   SH
PALATIN TECHNOLOGIES INC          COM NEW      696077 30 4        165   1,835,685   SH
PRIMUS TELECOM                      COM        741929 10 3        159   2,655,000   SH
QUALCOMM INC                        COM        747525 10 3      8,062     225,000   SH

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
RESEARCH IN MOTION LTD              CALL       760975 90 2         20         500       CALL
SCHERING PLOUGH CORP                CALL       806605 90 1         51       3,000       CALL
SEQUENOM INC                        CALL       817337 90 5         20       1,000       CALL
SEQUENOM INC                      COM NEW      817337 40 5     13,888     700,000   SH
TAKE-TWO INTERACTIVE SOFTWAR        CALL       874054 10 9         19       2,500       CALL
TRANSITION THERAPEUTICS INC       COM NEW      893716 20 9      4,409   1,139,199   SH
ULURU INC                           COM        90403T 10 0         98     350,000   SH
VANDA PHARMACEUTICALS INC           COM        921659 10 8        125     250,000   SH
VISA INC                          COM CL A     92826C 83 9      5,245     100,000   SH
WYETH                               CALL       983024 90 0         38       1,000       CALL